Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Accrued royalties	$ 44,672		$ 44,672		$ 37,825
Other current liabilities from discontinued operations	114,368		114,368		153,383
Revenues, net	17,518	6,793	44,663	44,370
Cost of sales	6,496	13,216	9,320	19,083
Gross profit	11,022	(6,423)	35,343	25,287
Selling and Marketing Expense, Total	794	(18,639)	2,473	(6,805)
General and Administrative Expense, Total	74,558	71,422	305,963	466,027
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total	0	1,154,204	26,087	1,379,103
(Gain) on sale of software product line			0	(972,082)
Impairment expense	0	0	(18,781)	0
Gain on debt settlement	0	34,866	28,504	34,866
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
Discontinued Operations
Accrued royalties	114,368		114,368		153,383
Sales Revenue, Goods, Gross				658,283
Sales Returns and Allowances, Goods				40,727
Revenues, net				699,010
Cost of sales				158,741
Gross profit				540,269
Advertising Expense				54,646
us-gaap:SalariesAndWages for sales and marketing				101,777
Selling and Marketing Expense, Total				156,423
Research and Development Expense, Software (Excluding Acquired in Process Cost)				142,411
Operating Lease, Rent Expense				20,636
Other General and Administrative Expense				48,734
General and Administrative Expense, Total				211,781
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total				172,065
(Gain) on sale of software product line				972,082
Impairment expense				(288,587)
Gain on debt settlement			26,087	523,543
Income from discontinued operations, net of taxes			$ 26,087	$ 1,379,103